Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2024
Business Combinations and Divestitures
Business combination and Divestitures.

Section D — Invested Capital

This section highlights our non-current assets including investments that form the basis of our operating activities. Additions to invested capital include separate asset acquisitions or business combinations. Further, we disclose information about purchase obligations and capital contributions.

(D.1)   Business Combinations and Divestitures

y Measuring Non-Controlling Interests and Allocation of Consideration Transferred

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable and whether it should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–      Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–      Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–      Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

We acquire businesses in specific areas of strategic interest to us, particularly to broaden our product and service portfolio.

2024 Acquisitions

WalkMe Acquisition

On June 5, 2024, SAP announced its intent to acquire 100% of the shares of WalkMe Ltd. (“WalkMe”), a leader in Digital Adoption Platforms (DAP). The transaction closed on September 12, 2024, following satisfaction of regulatory and other approvals. WalkMe’s shares were delisted after meeting all relevant criteria on September 12, 2024.

The acquisition is expected to help SAP expand its business transformation portfolio. WalkMe’s solutions are designed to help companies navigate ongoing technological change by providing users with advanced guidance and automation capabilities.

€ millions
Cash paid	1,257
Replacement share-based payment awards	41
Call option exercise liability	31
Total consideration transferred	1,329

The consideration transferred amounted to US$1.4 billion. (€1.3 billion) and the majority was paid in cash. SAP hedged this cash amount with respect to foreign currency risks. The replacement of share-based payment awards figure relates to the earned portion of unvested WalkMe equity-settled share-based payment awards. Upon acquisition, SAP exchanged these awards held by employees of WalkMe for either deferred fixed cash compensation or equity-settled share-based payment awards of SAP (both collectively referred as replacement awards). For more information about the terms and conditions of the WalkMe Rights, see Note (B.3).

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of WalkMe, as at the acquisition date:

€ millions
Intangible assets	502
Cash and cash equivalents	202
Other identifiable assets	235
Total identifiable assets	939
Other identifiable liabilities	264
Total identifiable liabilities	264
Total identifiable net assets	675
Goodwill	654
Total consideration transferred	1,329

The initial accounting for the WalkMe business combination is incomplete because we are still obtaining the information necessary to identify and measure items such as tax-related assets and liabilities of WalkMe. Accordingly, the amounts recognized in our financial statements for these items are regarded as provisional as at December 31, 2024.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces. WalkMe goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

–

Evolution of SAP’s strategy to improve adoption, through a WalkMe solution that empowers companies to enhance the utilization of their SaaS systems, increase employee and end-user productivity, and reduce training and support costs.

–	Cross-selling of WalkMe products to existing SAP customers across all regions, enabling seamless workflow execution across business software applications
–	Improved user experience and user productivity by coupling WalkMe’s AI capabilities with SAP's copilot Joule, driving adoption of existing SAP solutions
–	Creation of new business process intelligence offerings by combining WalkMe products and SAP products
–	Improved profitability in WalkMe sales and operations.

The operating results and the assets and liabilities are reflected in our consolidated financial statements starting September 12, 2024.

Impact of Business Combinations on Our Financial Statements

The amounts of revenue and profit or loss of the WalkMe businesses acquired in 2024 since the acquisition date are included in the 2024 consolidated income statements as follows:

€ millions	2024	Contribution of
	as Reported	WalkMe
 Revenue	34,176	61
 Profit after tax	3,150	-47

Had WalkMe been consolidated as at January 1, 2024, our estimated pro forma revenue for the reporting period would have been €34,328 million and proforma profit after tax would have been €3,050 million.

These pro forma numbers have been prepared for comparative purposes only. The pro forma revenue and profit numbers are not necessarily indicative of the results of operations that would have actually occurred had the acquisition been in effect at the beginning of the respective periods or of future results.

2023 Acquisitions

LeanIX Acquisition

On September 7, 2023, SAP announced its intent to acquire 100% of the shares of LeanIX GmbH (“LeanIX”), a leader in enterprise architecture management (EAM) software.

The acquisition closed on November 7, 2023, following satisfaction of customary closing conditions and regulatory approvals; the operating results and the assets and liabilities are reflected in our Consolidated Financial Statements starting on that date.

Consideration transferred amounted to €1,231 million paid in cash.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of LeanIX, as at the acquisition date:

LeanIX Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	476
Other identifiable assets	106
Total identifiable assets	582
Other identifiable liabilities	210
Total identifiable liabilities	210
Total identifiable net assets	372
Goodwill	859
Total consideration transferred	1,231

In the fourth quarter of 2024, measurement of tax-related assets and liabilities for the LeanIX business combination accounting was completed and resulted in €8 million adjusted to the Other identifiable assets/liabilities opening balance and Goodwill.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

LeanIX goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

-	Cross-selling to existing SAP customers across all regions, using SAP’s sales organization
-	Creation of new offerings by combining LeanIX products and SAP products
-	Enhanced transformation capabilities of SAP Signavio solutions, giving SAP customers unique clarity on the IT landscapes they need to reap the full benefit of business transformation

The allocation of the goodwill resulting from the LeanIX acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the LeanIX business combination. For more information, see Note (D.2).

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the LeanIX business acquired in 2023 since the acquisition date were included in our Consolidated Income Statements for 2023 as follows:

	2023
€ millions	as Reported	Contribution of LeanIX
 Revenue	31,207	10
 Profit after tax	5,964	-8

Had LeanIX been consolidated as at January 1, 2023, our revenue and profit after tax for 2023 would not have been materially different.

2023 Divestitures

Qualtrics Disposal

On March 13, 2023, resulting from a process that was initiated on January 26, 2023, SAP announced it had agreed to sell all of its 423 million shares of Qualtrics International Inc. as part of the acquisition of Qualtrics by funds affiliated with Silver Lake as well as the Canada Pension Plan Investment Board. The sale closed on June 28, 2023, following satisfaction of customary closing conditions and regulatory approvals. At a purchase price of US$18.15 in cash per share, SAP’s stake was acquired for approximately US$7.7 billion. To secure the euro countervalue of the US$7.7 billion purchase price, we hedged an amount of US$7.1 billion by entering into a deal contingent forward applying net investment hedge accounting. For more information, see Note (F.1). At the time that Qualtrics was classified as a discontinued operation (following IFRS 5), there was no indication of an impairment (as the fair value less cost of disposal (calculated based on share prices) significantly exceeded the carrying amount).

SAP is a close go-to-market and technology partner for Qualtrics.

SAP’s financial results present Qualtrics as a discontinued operation as required under IFRS 5. The Qualtrics disposal group was previously included in the Qualtrics reportable segment.

The pre-tax disposal gain included in discontinued operations (€3,562 million) was calculated by adjusting the purchase price less the cost of disposal (€7,003 million) for net assets leaving the SAP Group (€5,800 million, consisting mostly of goodwill (€4,007 million) and other intangible assets (€1,294 million)), the corresponding non-controlling interests (€2,337 million), and amounts of other comprehensive income (€22 million). SAP incurred taxes amounting to €799 million in connection with the transaction.

The cash inflow resulting from the purchase price (€7,068 million) was offset by cash and cash equivalents of €713 million leaving the SAP Group.

SAP continues to provide rental guarantees for certain offices used by Qualtrics. Qualtrics is obligated to indemnify SAP with respect to the guarantees.

Additional financial information relating to Qualtrics is presented in the following tables (revenues and expenses are presented after consolidation of transactions between Qualtrics and SAP’s continuing operations):

€ millions, unless otherwise stated	2023	2022
Consolidated Income Statements
Cloud revenue	621	1,129
Total revenue	745	1,351
Cost of cloud	-88	-265
Total cost of revenue	-196	-499
Total operating expenses (including total cost of revenue)	-1,155	-2,771
Disposal gain before tax	3,562	0
Operating profit	3,152	-1,420
Profit (loss) before tax	3,162	-1,423
Income tax expense[1]	-799	64
Profit (loss) after tax	2,363	-1,359
Attributable to owners of parent	2,505	-993

Earnings per share, basic (IFRS, in €)[2]	2.15	-0.85
Earnings per share, diluted (IFRS, in €)[2]	2.12	-0.85

Consolidated Statements of Cash Flow
Net operating cash flow	122	-29
Net investing cash flow	5,510	-32
Net financing cash flow	24	-263

[1] For 2023, €799 million relates to the gain on sale of discontinued operations.

[2] For 2023 and 2022, the weighted average number of shares was 1,167 million (diluted: 1,180 million) and 1,170 million (diluted: 1,175 million), respectively (treasury stock excluded).

Total operating expenses includes share-based payment expenses related to Qualtrics' equity-settled plan of €403 million in 2023 (€1,182 million in 2022).

2022 Acquisitions

In 2022, we closed the acquisition of Taulia Inc., San Francisco, California (USA) (“Taulia”) and of INNAAS srl, Rome (Italy).

Taulia Acquisition

On January 27, 2022, SAP announced its intent to acquire a majority stake of Taulia, a leading provider of cloud-based working capital management solutions (for SAP's current shareholding percentage, see Note (G.9)). The acquisition closed on March 9, 2022, following satisfaction of customary closing conditions and regulatory approvals; the operating results and the assets and liabilities are reflected in our consolidated financial statements starting on that date.

Consideration transferred amounted to €705 million.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Taulia, as at the acquisition date:

Taulia Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	157
Other identifiable assets	87
Total identifiable assets	244
Other identifiable liabilities	88
Total identifiable liabilities	88
Total identifiable net assets	156
Goodwill	549
Total consideration transferred	705

Prior to December 31, 2022, we completed our accounting assessment relating to the supply chain financing (SCF) transactions offered by Taulia. Based on the setup of the compartments and series within which the SCF receivables and liabilities are siloed, and on the related contractual and founding agreements, we concluded that we do not control the receivables and liabilities resulting from the SCF activities under IFRS 10.Thus, we do not include the respective items in our balance sheet and do not show cash flows linked to the SCF transactions in investing/financing cash flow.

In Q1 2023, measurement of tax-related assets and liabilities for the Taulia business combination accounting was completed and resulted in €28 million adjusted to the Other identifiable assets' opening balance and Goodwill.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Taulia goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

-	Cross-selling to existing SAP customers across all regions, using SAP’s sales organization
-	Further expansion of SAP Business Network capabilities and strengthening of SAP’s solutions for the CFO office
-	Creation of new offerings by combining Taulia products and SAP products
-	Improved profitability in Taulia sales and operations

The allocation of the goodwill resulting from the Taulia acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Taulia business combination.

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Taulia business acquired in 2022 since the acquisition date were included in our Consolidated Income Statements for 2022 as follows:

Taulia Acquisition: Impact on SAP’s Financials

€ millions	2022	Contribution of
	as Reported	TauliaI
 Revenue	30,871	59
 Profit after tax	1,708	-38

[1] From continuing and discontinued operations.

Had Taulia been consolidated as at January 1, 2022, our revenue and profit after tax for 2022 would not have been materially different.

2022 Divestitures

On August 17, 2022, SAP and Francisco Partners (FP) announced that FP had signed a definitive agreement with SAP America, Inc. under which FP would acquire SAP Litmos from SAP. The transaction closed on December 1, 2022, following satisfaction of applicable regulatory and other approvals.

The disposal gain of €175 million is included in Other non-operating income/expense, net.